Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax expense
Federal and foreign income tax expense consisted of the following:

	Year Ended December 31
$ in millions	2015	2014	2013
Federal income tax expense:
Current	$310	$701	$803
Deferred	472	155	84
Total federal income tax expense	782	856	887
Foreign income tax expense:
Current	21	10	28
Deferred	(3)	2	(4)
Total foreign income tax expense	18	12	24
Total federal and foreign income tax expense	$800	$868	$911

Income tax reconciliation
Income tax expense differs from the amount computed by multiplying the statutory federal income tax rate times earnings before income taxes due to the following:

	Year Ended December 31
$ in millions	2015	2014	2013
Income tax expense at statutory rate	$976	$1,028	$1,002
Research tax credit	(119)	(43)	(37)
Manufacturing deduction	(31)	(48)	(63)
Settlements with taxing authorities	—	(51)	—
Other, net	(26)	(18)	9
Total federal and foreign income taxes	$800	$868	$911

Unrecognized tax benefit rollforward
The change in unrecognized tax benefits during 2015, 2014 and 2013, excluding interest, is as follows:

	December 31
$ in millions	2015	2014	2013
Unrecognized tax benefits at beginning of the year	$210	$241	$156
Additions based on tax positions related to the current year	52	62	56
Additions for tax positions of prior years	17	9	44
Settlements with taxing authorities	(10)	(61)	(1)
Other, net	(46)	(41)	(14)
Net change in unrecognized tax benefits	13	(31)	85
Unrecognized tax benefits at end of the year	$223	$210	$241

Components of deferred tax assets and liabilities
The tax effects of significant temporary differences and carryforwards that gave rise to year-end deferred federal, state and foreign tax balances, as presented in the consolidated statements of financial position, are as follows:

	December 31
$ in millions	2015	2014
Deferred Tax Assets
Retiree benefits	$2,549	$2,745
Accrued employee compensation	316	311
Provisions for accrued liabilities	347	392
Inventory	227	—
Stock-based compensation	76	91
Other	68	104
Gross deferred tax assets	3,583	3,643
Less valuation allowance	(34)	(53)
Net deferred tax assets	3,549	3,590
Deferred Tax Liabilities
Goodwill	788	787
Property, plant and equipment, net	297	315
Contract accounting differences	976	332
Other	79	130
Deferred tax liabilities	2,140	1,564
Total net deferred tax assets	$1,409	$2,026